RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Pension and Postretirement Plans
Financial information related to pension and postretirement health care plans

	U.S.		INTERNATIONAL		U.S. POSTRETIREMENT
	PENSION(a)		PENSION		HEALTH CARE
MILLIONS	2013	2012	2013	2012	2013	2012

Accumulated Benefit Obligation, end of year	$ 1,748.1	$ 1,889.2	$ 1,124.5	$ 1,075.2	$ 234.1	$ 281.5
Projected Benefit Obligation
Projected benefit obligation, beginning of year	2,105.1	1,892.4	1,180.6	978.6	281.5	277.3
Service cost	68.6	50.5	36.0	29.6	5.9	5.1
Interest	84.7	89.3	47.2	48.3	10.8	12.9
Participant contributions	—	—	3.7	4.1	9.6	10.0
Medicare subsidies received	—	—	—	—	0.7	1.9
Curtailments and settlements	—	—	(7.3)	(4.8)	—	—
Plan amendments	—	(24.8)	2.2	(8.3)	—	(1.8)
Actuarial loss (gain)	(270.5)	173.0	(11.1)	165.5	(52.2)	0.7
Assumed through acquisitions	—	—	8.5	6.9	—	—
Benefits paid	(101.6)	(75.3)	(39.2)	(35.2)	(22.2)	(24.6)
Foreign currency translation	—	—	23.0	(4.1)	—	—
Projected benefit obligation, end of year	1,886.3	2,105.1	1,243.6	1,180.6	234.1	281.5
Plan Assets
Fair value of plan assets, beginning of year	1,633.5	1,352.1	689.3	612.6	15.1	16.6
Actual returns on plan assets	307.3	174.0	64.7	57.3	2.8	1.9
Company contributions	9.7	182.7	52.6	52.5	17.7	19.7
Participant contributions	—	—	3.7	4.1	1.4	1.5
Assumed through acquisitions	—	—	5.9	—	—	—
Settlements	—	—	(1.5)	(3.5)	—	—
Benefits paid	(101.6)	(75.3)	(39.2)	(35.2)	(22.2)	(24.6)
Foreign currency translation	—	—	12.1	1.5	—	—
Fair value of plan assets, end of year	1,848.9	1,633.5	787.6	689.3	14.8	15.1

Funded Status, end of year	(37.4)	(471.6)	(456.0)	(491.3)	(219.3)	(266.4)

Amounts recognized in Consolidated Balance Sheet:
Other assets	58.6	—	31.6	7.0	—	—
Other current liabilities	(6.8)	(9.8)	(14.6)	(13.1)	(6.0)	(7.4)
Postretirement healthcare and pension benefits	(89.2)	(461.8)	(473.0)	(485.2)	(213.3)	(259.0)
Net liability	(37.4)	(471.6)	(456.0)	(491.3)	(219.3)	(266.4)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	258.1	769.1	198.5	241.3	(42.3)	12.3
Unrecognized net prior service benefits	(47.5)	(54.5)	(3.0)	(7.1)	(1.2)	(1.5)
Tax benefit	(85.9)	(273.0)	(56.1)	(67.1)	14.4	(5.7)
Accumulated other comprehensive loss (income), net of tax	124.7	441.6	139.4	167.1	(29.1)	5.1

Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(62.3)	(45.1)	(17.7)	(6.2)	(0.6)	(0.4)
Amortization of prior service costs (benefits)	6.9	4.2	1.4	(0.3)	0.3	(0.1)
Current period net actuarial loss (gain)	(447.7)	126.2	(28.7)	143.4	(54.0)	(0.1)
Current period prior service costs (benefits)	—	(24.8)	2.2	(4.3)	—	(1.8)
Settlement	(0.9)	(2.4)	—	—	—	—
Tax expense (benefit)	187.1	(21.3)	11.0	(36.3)	20.1	0.5
Foreign currency translation	—	—	4.1	1.3	—	—
Other comprehensive loss (income)	(316.9)	36.8	(27.7)	97.6	(34.2)	(1.9)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014

	U.S.	INTERNATIONAL	U. S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss (gain)	$23.6	$7.5	$(8.3)
Net prior service costs (benefits)	(6.9)	0.5	(0.3)
Total	$16.7	$8.0	$(8.6)

(a) Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets
DECEMBER 31 (MILLIONS)	2013	2012

Aggregate projected benefit obligation	$869.2	$2,931.8
Accumulated benefit obligation	794.9	2,635.0
Fair value of plan assets	309.9	1,972.1

Net periodic pension and postretirement health care benefit costs

	U.S.			INTERNATIONAL			U.S. POSTRETIREMENT
	PENSION(a)			PENSION			HEALTH CARE

MILLIONS	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost — employee benefits earned during the year	$68.6	$50.5	$46.7	$36.0	$29.6	$23.1	$5.9	$5.1	$2.2
Interest cost on benefit obligation	84.7	89.3	63.4	47.2	48.3	28.2	10.8	12.9	9.0
Expected return on plan assets	(130.1)	(127.1)	(100.6)	(46.9)	(42.3)	(22.5)	(1.1)	(1.2)	(1.4)
Recognition of net actuarial loss	62.3	45.1	31.8	11.3	3.9	5.7	0.6	0.4	0.2
Amortization of prior service cost (benefit)	(6.9)	(4.2)	(4.2)	(0.3)	0.2	0.1	(0.3)	0.1	0.1
Settlements/Curtailments	0.9	2.4	—	(0.3)	1.6	1.3	—	—	—
Total expense	$79.5	$56.0	$37.1	$47.0	$41.3	$35.9	$15.9	$17.3	$10.1

(a) Includes qualified and non-qualified plans

Plan Assumptions
	U.S.			INTERNATIONAL			U.S. POSTRETIREMENT
	PENSION(a)			PENSION			HEALTH CARE

PERCENT	2013	2012	2011	2013	2012	2011	2013	2012	2011
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.92%	4.14%	4.86%	4.09%	4.04%	5.02%	4.77%	3.95%	4.80%
Projected salary increase	4.32	4.32	4.08	2.73	2.74	2.98
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.14	4.85	5.23	5.57	5.66	4.26	3.95	4.80	5.34
Expected return on plan assets	8.25	8.25	8.44	6.79	6.87	6.37	8.25	8.25	8.50
Projected salary increase	4.32	4.08	4.07	3.66	3.59	3.62

(a) Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates
	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE

Effect on total of service and interest cost components	$(0.4)	$0.1

Effect on postretirement benefit obligation	2.4	(2.3)

U.S. Level 3 plan assets rollforward

	HEDGE	PRIVATE
MILLIONS	FUNDS	EQUITY

Balance at December 31, 2011	$127.1	$41.5
Unrealized gains	7.5	1.0
Realized gains	—	3.3
Purchases, sales and settlements, net	—	2.4
Transfers in and/or out	—	—
Balance at December 31, 2012	$134.6	$48.2
Unrealized gains	13.9	6.2
Realized gains	—	3.6
Purchases, sales and settlements, net	—	(3.1)
Transfers in and/or out	—	—
Balance at December 31, 2013	$148.5	$54.9

Estimated future benefits payments
		MEDICARE SUBSIDY
MILLIONS	ALL PLANS	RECEIPTS
2014	$169	$2
2015	175	2
2016	178	—
2017	185	—
2018	191	—
2019-2023	1,101	—

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

	TARGET
ASSET	ASSET
CATEGORY	ALLOCATION		PERCENTAGE
	PERCENTAGE		OF PLAN ASSETS
DECEMBER 31 (%)	2013	2012	2013	2012

Equity securities:
Large cap equity	34%	34%	37%	36%
Small cap equity	9	9	11	10
International equity	13	13	14	14
Fixed income:
Core fixed income	18	18	17	19
High-yield bonds	5	5	5	5
Emerging markets	2	2	2	2
Other:
Real estate	4	4	3	3
Hedge funds	9	9	8	8
Private equity	6	6	3	3
Total	100%	100%	100%	100%

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$3.1			$3.1
Equity securities:
Large cap equity	695.2			695.2
Small cap equity	196.9			196.9
International equity	258.5			258.5
Fixed income:
Core fixed income	323.2			323.2
High-yield bonds	88.4			88.4
Emerging markets	29.8			29.8
Other:
Real estate		$64.7		64.7
Hedge funds			$148.5	148.5
Private equity			54.9	54.9
Other		0.5		0.5
Total	$1,595.1	$65.2	$203.4	$1,863.7

	FAIR VALUE AS OF
MILLIONS	DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.8			$8.8
Equity securities:
Large cap equity	594.2			594.2
Small cap equity	159.9			159.9
International equity	223.7			223.7
Fixed income:
Core fixed income	308.9			308.9
High-yield bonds	81.8			81.8
Emerging markets	32.6			32.6
Other:
Real estate		$55.5		55.5
Hedge funds			$134.6	134.6
Private equity			48.2	48.2
Other		0.4		0.4
Total	$1,409.9	$55.9	$182.8	$1,648.6

International Pension Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET	PERCENTAGE
CATEGORY	OF PLAN ASSETS
	2013	2012

DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	43	42
Fixed income:
Corporate bonds	21	23
Government bonds	18	18
Total fixed income	39	41
Other:
Insurance contracts	15	14
Real estate	2	2
Total	100%	100%

		FAIR VALUE AS OF
MILLIONS		DECEMBER 31, 2013
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$3.6			$3.6
Equity securities:
International equity		$342.5		342.5
Fixed income:
Corporate bonds	5.5	162.1		167.6
Government bonds	8.7	134.6		143.3
Other:
Insurance contracts		116.2		116 .2
Real estate		11.4		11.4
Other	2.6	0.4		3.0
Total	$20.4	$767.2		$787.6

		FAIR VALUE AS OF
MILLIONS		DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.0			$8.0
Equity securities:
International equity		$288.8		288.8
Fixed income:
Corporate bonds	5.2	150.7		155.9
Government bonds	8.1	117.4		125.5
Other:
Insurance contracts		96.4		96.4
Real estate		10.7		10.7
Other	0.5	3.5		4.0
Total	$21.8	$667.5		$689.3